Expense Example - FidelityAdvisorInternationalCapitalAppreciationFund-AMCIZPRO - FidelityAdvisorInternationalCapitalAppreciationFund-AMCIZPRO - Fidelity Advisor International Capital Appreciation Fund	Dec. 30, 2023 USD ($)
Fidelity Advisor International Capital Appreciation Fund - Class A
Expense Example:
1 year	$ 677
3 years	893
5 years	1,126
10 years	1,795
Fidelity Advisor International Capital Appreciation Fund - Class C
Expense Example:
1 year	284
3 years	569
5 years	980
10 years	1,930
Fidelity Advisor International Capital Appreciation Fund - Class M
Expense Example:
1 year	479
3 years	751
5 years	1,043
10 years	1,874
Fidelity Advisor International Capital Appreciation Fund - Class I
Expense Example:
1 year	81
3 years	252
5 years	439
10 years	978
Fidelity Advisor International Capital Appreciation Fund - Class Z
Expense Example:
1 year	68
3 years	214
5 years	373
10 years	$ 835